Borrowings (Details 3) - IRSA [Member] $ in Millions	12 Months Ended
Jun. 30, 2021 ARS ($)
Class I [Member]
Statement [Line Items]
Issuance / expansion date	nov-20
Maturity date	3/1/2023
Principal payment	At expiration
Interest payment	quarterly
Description of interest rate	10.00% n.a
Class VII [Member]
Statement [Line Items]
Issuance / expansion date	jul-20
Maturity date	1/21/2023
Principal payment	At expiration
Interest payment	quarterly
Description of interest rate	4.00% n.a
Class VII [Member] | USD [Member]
Statement [Line Items]
Amount in original currency	$ 34
Class VIII [Member]
Statement [Line Items]
Issuance / expansion date	nov-20
Maturity date	11/12/2023
Principal payment	33% at Nov-21, 33% at Nov-22, 33% at Nov-23
Interest payment	quarterly
Description of interest rate	10,00% n.a
Class VIII [Member] | USD [Member]
Statement [Line Items]
Amount in original currency	$ 32
Class VI [Member]
Statement [Line Items]
Issuance / expansion date	jul-20
Maturity date	7/21/2021
Principal payment	30% at April-21, 70% at expiration
Interest payment	quarterly
Description of interest rate	Badlar + 4.00% n.a
Class VI [Member] | Argentina country [Member]
Statement [Line Items]
Amount in original currency	$ 335
Class XII [Member]
Statement [Line Items]
Issuance / expansion date	mar-21
Maturity date	3/31/2024
Principal payment	At expiration
Interest payment	biannual
Description of interest rate	4.00% n.a.
Class XII [Member] | UVAs [Member]
Statement [Line Items]
Amount in original currency	$ 54
Class IX [Member]
Statement [Line Items]
Issuance / expansion date	nov-20
Maturity date	3/1/2023
Principal payment	At expiration
Interest payment	quarterly
Description of interest rate	10.00% n.a
Class IX [Member] | USD [Member]
Statement [Line Items]
Amount in original currency	$ 81
Class X [Member]
Statement [Line Items]
Issuance / expansion date	nov-20
Maturity date	3/31/2022
Principal payment	At expiration
Interest payment	quarterly
Description of interest rate	Badlar + 5.00% n.a
Class X [Member] | Argentina, Pesos [Member]
Statement [Line Items]
Amount in original currency	$ 701
Class I tramo2 [Member]
Statement [Line Items]
Issuance / expansion date	aug-19
Maturity date	11/15/2028
Principal payment	At expiration
Interest payment	quarterly
Description of interest rate	10.00% n.a
Class I tramo2 [Member] | USD [Member]
Statement [Line Items]
Amount in original currency	$ 85
Class II [Member]
Statement [Line Items]
Issuance / expansion date	aug-19
Maturity date	8/6/2020
Principal payment	At expiration
Interest payment	quarterly
Description of interest rate	10.50% n.a
Class II [Member] | CLP [Member]
Statement [Line Items]
Amount in original currency	$ 31,503
Class XI [Member]
Statement [Line Items]
Issuance / expansion date	mar-21
Maturity date	3/1/2024
Principal payment	At expiration
Interest payment	biannual
Description of interest rate	5.00% n.a.
Class XI [Member] | USD [Member]
Statement [Line Items]
Amount in original currency	$ 16
Class IV [Member]
Statement [Line Items]
Issuance / expansion date	may-20
Maturity date	5/19/2021
Principal payment	At expiration
Interest payment	quarterly
Description of interest rate	7.00% n.a
Class IV [Member] | USD [Member]
Statement [Line Items]
Amount in original currency	$ 51
Clase V [Member]
Statement [Line Items]
Issuance / expansion date	may-20
Maturity date	5/19/2021
Principal payment	At expiration
Interest payment	quarterly
Description of interest rate	9.00% n.
Class V [Member] | USD [Member]
Statement [Line Items]
Amount in original currency	$ 9
Class I [Member] | USD [Member]
Statement [Line Items]
Amount in original currency	$ 3
Class II One[Member]
Statement [Line Items]
Issuance / expansion date	may-20
Maturity date	2/19/2021
Principal payment	At expiration
Interest payment	quarterly
Description of interest rate	Badlar,+ 0.6%n.a
Class II One[Member] | Argentina, Pesos [Member]
Statement [Line Items]
Amount in original currency	$ 354